FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Note 11: Fair Value Measurements
U.S. GAAP provides a uniform framework for the definition, measurement and disclosure of fair value measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Such accounting guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2	Significant other observation inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3	Significant unobservable inputs that reflect an entity’s own assumptions about the assumption that market participants would use in pricing an asset or liability.
The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The fair value of the stock options and warrants granted were determined using Level 3 inputs, based on a binomial pricing model (Black Scholes). The assumptions and methodology used are reviewed by management to ensure the estimated fair value complies with accounting standards generally accepted in the United States (Notes 9 and 10).

Note 9: Fair Value Measurements

U.S. GAAP provides a uniform framework for the definition, measurement and disclosure of fair value measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Such accounting guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date

Level 2	Significant other observation inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active; and other inputs that are observable or can be corroborated by observable market data.

Level 3	Significant unobservable inputs that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The fair value of the stock options and warrants granted were determined using Level 3 inputs, based on a binomial pricing model (Black Scholes). The assumptions and methodology used are reviewed by management to ensure the estimated fair value complies with accounting standards generally accepted in the United States (Notes 7 and 8).

Tailwind Acquisition Corp [Member]
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At September 30, 2022, assets held in the Trust Account were comprised of $33,034,062 in cash. At December 31, 2021, assets held in the Trust Account were comprised of $2,040 in cash and $334,439,154 in a Treasury Preferred Fund. For the three and nine months ended September 30, 2022, the Company withdrew $706,648 of interest income from the Trust Account. For the three and nine months ended September 30, 2021, the Company did not withdraw any interest income from the Trust Account.
The gross holding gains (losses) and fair value of
held-to-maturity
securities at September 30, 2022 and December 31, 2021 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding (Loss) Gain	Fair Value
September 30, 2022	U.S. Treasury Bills (Matured on August 18, 2022)	$—	$—	$—

December 31, 2021	Treasury Preferred Fund (Matured on February 17, 2022)	$334,439,154	$6,468	$334,445,622

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	September 30, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$33,034,062	$334,441,194
Liabilities:
Warrant Liability – Public Warrants	1	$1,336,863	$8,689,608
Warrant Liability – Private Placement Warrants	2	$776,000	$5,044,000
The Warrants were initially valued using a binomial lattice model. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. The subsequent measurements of the Private Placement Warrants after the detachment of the Public Warrants from the Units are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Fair value as of March 31, 2021	9,894,000
Transfers out of Level 3 to Level 2	(9,894,000)

Fair value as of September 30, 2021	$—

NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2021, assets held in the Trust Account were comprised of $
2,040
in cash and $334,439,154 in a Treasury Preferred Fund. At December 31, 2020, assets held in the Trust Account were comprised of $1,138 in cash and $334,319,993 in U.S. Treasury Bills. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.
The gross holding gains (losses) and fair value of
held-to-maturity
securities at December 31, 2021 and 2020 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain (Loss)	Fair Value
December 31, 2021	Treasury Preferred Fund	$334,439,154	$6,468	$334,445,622

December 31, 2020	U.S. Treasury Securities (Matured on 05/04/2021) (1)	$334,319,993	$(1,804)	$334,318,189

(1)	Upon maturity, the proceeds in the Trust Account were invested in a Treasury Preferred Fund.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$334,441,194	$334,321,131
Liabilities:
Warrant liabilities – Public Warrants	1	$8,689,608	$23,395,099
Warrant liabilities – Private Placement Warrants	2	$5,044,000	$13,580,000
The Warrants were initially valued using a binomial lattice model. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. The subsequent measurements of the Private Placement Warrants after the detachment of the Public Warrants from the Units are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Transfers out of Level 3 to Level 2	(9,894,000)

Fair value as of December 31, 2021	$—

There were transfers out of Level 3 into Level 2 in the fair value hierarchy of $9,894,000 during the year ended December 31, 2021.